Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Narrative) (Details) - EBP 334	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Entity tax identification number	13-4977260
Plan number	334